COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2022
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Summary of commitments
Commitments – The Company’s unconditional purchase commitments are as follows:

(in millions)	September 30, 2022	December 31, 2021
Contracts for capital expenditures	$3,332	$2,995
Contracts for operating expenditures	3,682	3,405
	$7,014	$6,400
Due within the next 12 months	$3,656	$3,543